Inventories	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Abstract
Inventories	8. INVENTORIES
	2020	2019
	$	$
Ore stockpiles	463	186
Concentrate inventory	4	588
Production spare parts	2,441	2,402
Obsolescence Provision - spare parts	(523)	(561)
	2,385	2,615